Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 10,526	$ 9,537	$ 20,691	$ 20,338
Tax impact of restructuring and other items	(512)		(512)
Provision for income taxes after restructuring and other items	$ 10,014	$ 9,537	$ 20,179	$ 20,338